SUBSEQUENT EVENT (Details)	1 Months Ended
	Apr. 23, 2018 CNY (¥)	Apr. 23, 2018 USD ($)	Apr. 10, 2018 CNY (¥)	Apr. 10, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Sales And Leaseback Receivables					¥ 368,000,000	$ 56,561,000
Scenario, Forecast [Member]
Sales And Leaseback Receivables			¥ 368,000,000	$ 56,561,000
Scenario, Forecast [Member] | Third Party [Member]
Proceeds from Lines of Credit	¥ 300,000,000	$ 46,109,000